SILVER STREAM DERIVATIVE LIABILITY (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Derivative Liabilities Abstract
Fair value, beginning	$ 0
Fair value of Silver Stream derivative liability - Initial Recognition on July, 2020	(7,378)
Change in fair value during the period	(5,882)
Fair value, ending	$ (13,260)